Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt	Debt
The following table summarizes the Company’s principal outstanding debt, debt discounts and debt issuance costs as of the dates indicated:

					Outstanding as of
Borrowing Description	Collateral Balances(1)	Interest Rate(7)	Termination/ Maturity(2)	Total Capacity	March 31, 2021(3)	December 31, 2020
Student Loan Warehouse Facilities
SoFi Funding I	$216,858	1 ML + 125 bps	April 2022	$200,000	$192,804	$374,575
SoFi Funding III	37,655	PR – 134 bps(8)	September 2024	75,000	33,489	30,170
SoFi Funding V	241,614	1 ML + 135 bps	May 2023	350,000	220,550	—
SoFi Funding VI	288,394	3 ML + 150 bps	March 2023	600,000	266,452	432,437
SoFi Funding VII	272,325	1 ML + 125 bps	September 2022	500,000	251,409	276,910
SoFi Funding VIII	189,776	1 ML + 115 bps	June 2021	300,000	175,112	221,342
SoFi Funding IX(9)	6,909	3 ML+ 350 bps and CP + 143 bps	July 2023	500,000	6,344	70,780
SoFi Funding X(10)	52,043	CP + 200 bps	August 2023	100,000	45,193	44,136
SoFi Funding XI(11)	153,042	CP + 115 bps	November 2023	500,000	138,126	87,404
Total, before unamortized debt issuance costs	$1,458,616			$3,125,000	$1,329,479	$1,537,754
Unamortized debt issuance costs					$(6,602)	$(7,940)

Personal Loan Warehouse Facilities
SoFi Funding PL I(12)	$108,598	CP + 137.5 bps	September 2023	$250,000	$90,954	$—
SoFi Funding PL II	2,269	3 ML + 225 bps	July 2023	400,000	2,199	137,420
SoFi Funding PL III	64,724	1 ML + 175 bps	May 2023	250,000	55,684	2,793
SoFi Funding PL IV(13)	12,464	CP + 170 bps	November 2023	500,000	11,517	132,416
SoFi Funding PL VI(14)	16,693	CP + 170 bps	September 2024	50,000	14,734	107,595
SoFi Funding PL VII	—	1 ML + 250 bps	June 2021	250,000	—	15,610
SoFi Funding PL X	182,003	1 ML + 142.5 bps	February 2023	200,000	151,856	3,004
SoFi Funding PL XI	111,966	1 ML + 170 bps	January 2022	200,000	95,644	112,478
SoFi Funding PL XII	4,915	1 ML + (225-315 bps)	March 2029	250,000	4,683	127,724
SoFi Funding PL XIII	159,057	1 ML + 175 bps	January 2030	300,000	138,822	219,362
Total, before unamortized debt issuance costs	$662,689			$2,650,000	$566,093	$858,402
Unamortized debt issuance costs					$(6,257)	$(6,692)

Home Loan Warehouse Facilities
Mortgage Warehouse V	$—	1 ML + 325 bps	June 2021	$150,000	$—	$—
Total, before unamortized debt issuance costs	$—			$150,000	$—	$—
Unamortized debt issuance costs					$—	$—

Risk Retention Warehouse Facilities(4)
SoFi RR Funding I	$—	1 ML + 200 bps	June 2022	$250,000	$—	$54,304
SoFi RR Repo	115,880	3 ML + 185 bps	June 2023	192,141	62,335	75,863
SoFi EU RR Repo	—	3 ML + 425 bps	June 2021		—	—
SoFi C RR Repo	40,970	3 ML + (180-185 bps)	December 2021		35,613	42,757
SoFi RR Funding II	156,826	1 ML + 125 bps	November 2024		140,524	160,199
SoFi RR Funding III	60,316	1 ML + 375 bps	November 2024		53,781	60,786
SoFi RR Funding IV	63,472	3 ML + 250 bps	October 2026	100,000	54,713	37,334
SoFi RR Funding V	71,002	298 bps	December 2025		51,547	—
Total, before unamortized debt issuance costs	$508,466				$398,513	$431,243
Unamortized debt issuance costs					$(2,114)	$(2,052)

					Outstanding as of
Borrowing Description	Collateral Balances(1)	Interest Rate(7)	Termination/ Maturity(2)	Total Capacity	March 31, 2021(3)	December 31, 2020
Revolving Credit Facility(5)
SoFi Corporate Revolver	n/a	1 ML + 100 bps(15)	September 2023	$560,000	$486,000	$486,000
Total, before unamortized debt issuance costs				$560,000	$486,000	$486,000
Unamortized debt issuance costs					$(896)	$(987)

Seller note(6)	n/a	1000 bps	February 2021		$—	$250,000
Total					$—	$250,000

Other financing – various notes(6)	n/a	331 – 557 bps	April 2021 – January 2023		$3,765	$4,375
Total					$3,765	$4,375

Student Loan Securitizations
SoFi PLP 2016-B LLC	$66,970	1 ML + (120-380 bps)	April 2037		$60,670	$69,448
SoFi PLP 2016-C LLC	78,820	1 ML + (110-335 bps)	May 2037		71,382	81,115
SoFi PLP 2016-D LLC	94,883	1 ML + (95-323 bps)	January 2039		86,060	93,942
SoFi PLP 2016-E LLC	113,104	1 ML + (85-443 bps)	October 2041		104,315	117,800
SoFi PLP 2017-A LLC	140,444	1 ML + (70-443 bps)	March 2040		129,483	146,064
SoFi PLP 2017-B LLC	122,595	183 – 444 bps	May 2040		114,124	129,873
SoFi PLP 2017-C LLC	155,865	1 ML + (60-421 bps)	July 2040		144,038	161,897
Total, before unamortized debt issuance costs and discount	$772,681				$710,072	$800,139
Unamortized debt issuance costs					$(5,376)	$(5,958)
Unamortized discount					(1,499)	(1,654)

Personal Loan Securitizations
SoFi CLP 2016-1 LLC	$38,807	326 bps	August 2025		$25,273	$36,546
SoFi CLP 2016-2 LLC	38,052	309 – 477 bps	October 2025		26,060	37,973
SoFi CLP 2016-3 LLC	55,606	305 – 449 bps	December 2025		15,839	30,780
SoFi CLP 2018-3 LLC	156,036	320 – 467 bps	August 2027		136,484	163,784
SoFi CLP 2018-4 LLC	177,428	354 – 476 bps	November 2027		154,623	184,831
SoFi CLP 2018-3 Repack LLC	—	200 bps	March 2021		—	2,457
SoFi CLP 2018-4 Repack LLC	8,812	200 bps	December 2027		2,082	5,853
Total, before unamortized debt issuance costs and discount	$474,741				$360,361	$462,224
Unamortized debt issuance costs					$(2,565)	$(3,057)
Unamortized discount					(1,550)	(2,872)

Total, before unamortized debt issuance costs and discounts					$3,854,283	$4,830,137
Less: unamortized debt issuance costs and discounts					(26,859)	(31,212)
Total reported debt					$3,827,424	$4,798,925
_________________
(1)As of March 31, 2021, and represents unpaid principal balances, with the exception of the risk retention warehouse facilities, which include securitization-related investments carried at fair value. In addition, certain securitization interests that eliminate in consolidation are pledged to risk retention warehouse facilities.
(2)For securitization debt, the maturity of the notes issued by the various trusts occurs upon either the maturity of the loan collateral or full payment of the loan collateral held in the trusts. Our maturity date represents the legal maturity of the last class of maturing notes. Securitization debt matures as loan collateral payments are made. In instances where the related securitization was deconsolidated during the current period, the termination date is equivalent to our deconsolidation date.
(3)There were no debt discounts issued during the three months ended March 31, 2021.
(4)Financing was obtained for both asset-backed bonds and residual investments in various personal loan and student loan securitizations, and the underlying collateral are the underlying asset-backed bonds and residual investments. We only state capacity amounts in this table for risk retention facilities wherein we can pledge additional asset-backed bonds and residual investments as of March 31, 2021.
(5)As of March 31, 2021, $6.0 million of the revolving credit facility total capacity was not available for general borrowing purposes because it was utilized to secure a letter of credit. Refer to our letter of credit disclosures in Note 14 for more details.
(6)Part of our consideration to acquire Galileo was in the form of a seller note financing arrangement, which we paid off in February 2021. See Note 2 for additional information. We also assumed certain other financing arrangements resulting from our acquisition of Galileo.
(7)Unused commitment fees ranging from 0 to 200 basis points (“bps”) on our various warehouse facilities are recognized as noninterest expense — general and administrative in our Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss. “ML” stands for “Month LIBOR”. As of March 31, 2021, 1 ML and 3 ML was 0.11% and 0.19%, respectively. As of December 31, 2020, 1 ML and 3 ML was 0.14% and 0.24%, respectively. “PR” stands for “Prime Rate”. As of March 31, 2021 and December 31, 2020, PR was 3.25% and 3.25%, respectively.
(8)This facility has a prime rate floor of 309 bps.
(9)Warehouse facility incurs different interest rates on its two types of asset classes. One such class incurs interest based on a commercial paper rate (“CP”) rate, which is determined by the facility lender. As of March 31, 2021 and December 31, 2020, the CP rate for this facility was 0.22% and 0.25%, respectively.
(10)Warehouse facility incurs interest based on a CP rate, which is determined by the facility lender. As of March 31, 2021 and December 31, 2020, the CP rate for this facility was 0.26% and 0.28%, respectively.
(11)Warehouse facility incurs interest based on a CP rate, which is determined by the facility lender. As of March 31, 2021 and December 31, 2020, the CP rate for this facility was 0.22% and 0.25%, respectively.
(12)Warehouse facility incurs interest based on a CP rate, which is determined by the facility lender. As of March 31, 2021, the CP rate for this facility was 0.12%. As of December 31, 2020, this facility incurred interest based on 1ML.
(13)Warehouse facility incurs interest based on a CP rate, which is determined by the facility lender. As of March 31, 2021 and December 31, 2020, the CP rate for this facility was 0.22% and 0.25%, respectively.
(14)Warehouse facility incurs interest based on a CP rate, which is determined by the facility lender. As of March 31, 2021, the CP rate for this facility was 0.22%. As of December 31, 2020, this facility incurred interest based on 3ML.
(15)Interest rate presented represents the interest rate on standard withdrawals on our revolving credit facility, while same-day withdrawals incur interest based on PR.
Material Changes to Debt Arrangements
During the three months ended March 31, 2021, we paid off the seller note issued in 2020 for a total payment of $269.9 million, consisting of outstanding principal of $250,000 and accrued interest of $19,864, as well as opened one risk retention warehouse facility.
The total accrued interest payable on our debt as of March 31, 2021 and December 31, 2020 was $2,856 and $19,817, respectively, and was included as a component of accounts payable, accruals and other liabilities in the Unaudited Condensed Consolidated Balance Sheets.
Our warehouse and securitization debt is secured by a continuing lien and security interest in the loans financed by the proceeds. Within each of our debt facilities, we must comply with certain operating and financial covenants. These financial covenants include, but are not limited to, maintaining: (i) a certain minimum tangible net worth, (ii) minimum cash and cash equivalents, and (iii) a maximum leverage ratio of total debt to tangible net worth. Our debt covenants can lead to restricted cash classifications in our Unaudited Condensed Consolidated Balance Sheets. Our subsidiaries are restricted in the amount that can be distributed to the parent company only to the extent that such distributions would cause the financial covenants to not be met. We were in compliance with all financial covenants required per each agreement as of each balance sheet date presented.
We act as a guarantor for our wholly-owned subsidiaries in several arrangements in the case of default. As of March 31, 2021, we have not identified any risks of nonpayment by our wholly-owned subsidiaries.	Debt
The following table summarizes the Company’s principal outstanding debt, debt discounts and debt issuance costs as of the dates indicated:

					Outstanding as of
Borrowing Description	Collateral Balances (1)	Interest Rate(2)	Termination/ Maturity(3)	Total Capacity	December 31, 2020(4)	December 31, 2019(4)
Student Loan Warehouse Facilities
SoFi Funding I	$421,356	1 ML + 175 bps	April 2021	$600,000	$374,575	$152,008
SoFi Funding III	33,425	PR – 134 bps(12)	September 2024	75,000	30,170	13,104
SoFi Funding V	—	1 ML + 250 bps	May 2023	350,000	—	143,501
SoFi Funding VI	469,660	3 ML + 150 bps	March 2023	600,000	432,437	88,791
SoFi Funding VII	303,140	1 ML + 125 bps	September 2022	500,000	276,910	251,731
SoFi Funding VIII	242,142	1 ML + 150 bps	March 2021	300,000	221,342	151,007
SoFi Funding IX(9)	76,535	3 ML+ 350 bps and CP + 143 bps	July 2023	500,000	70,780	204,642
SoFi Funding X(10)	50,291	CP + 200 bps	August 2023	100,000	44,136	—
SoFi Funding XI(11)	98,525	CP + 115 bps	November 2023	500,000	87,404	—
Total	$1,695,074			$3,525,000	$1,537,754	$1,004,784
Unamortized debt issuance costs					$(7,940)	$(6,100)
Weighted average effective interest rate					2.29%	3.92%

Personal Loan Warehouse Facilities
SoFi Funding PL I	$—	1 ML + 350 bps	December 2021	$250,000	$—	$—
SoFi Funding PL II	148,123	3 ML + 225 bps	July 2023	400,000	137,420	—
SoFi Funding PL III	3,538	1 ML + 325 bps	May 2023	250,000	2,793	95,833
SoFi Funding PL IV	147,991	CP + 170 bps	November 2023	500,000	132,416	152,041
SoFi Funding PL VI	122,482	3 ML + 200 bps	September 2022	150,000	107,595	—
SoFi Funding PL VII	18,898	1 ML + 250 bps	June 2021	250,000	15,610	—
SoFi Funding PL IX	—	1 ML + 200 bps	August 2020	—	—	110,325
SoFi Funding PL X	3,598	1 ML + 142.5 bps	February 2023	200,000	3,004	—
SoFi Funding PL XI	129,543	1 ML + 170 bps	January 2022	200,000	112,478	—
SoFi Funding PL XII	139,194	1 ML + (225-315 bps)	March 2029	250,000	127,724	—
SoFi Funding PL XIII	254,808	1 ML + 175 bps	January 2030	300,000	219,362	—
Total	$968,175			$2,750,000	$858,402	$358,199
Unamortized debt issuance costs					$(6,692)	$(9,516)
Weighted average effective interest rate					3.63%	4.83%

Home Loan Warehouse Facilities
Mortgage Warehouse V	$—	1 ML + 325 bps	June 2021	$150,000	$—	$32,366
Total	$—			$150,000	$—	$32,366
Unamortized debt issuance costs					$—	$(29)
Weighted average effective interest rate					—%	4.26%

					Outstanding as of
Borrowing Description	Collateral Balances (1)	Interest Rate(2)	Termination/ Maturity(3)	Total Capacity	December 31, 2020(4)	December 31, 2019(4)
Risk Retention Warehouse Facilities(5)
SoFi RR Funding I	$84,312	1 ML + 200 bps	June 2022	$250,000	$54,304	$174,006
SoFi RR Repo	133,953	3 ML + 185 bps	June 2023	192,141	75,863	124,064
SoFi EU RR Repo	—	3 ML + 425 bps	June 2021		—	70,272
SoFi C RR Repo	49,260	3 ML + (180-185 bps)	December 2021		42,757	75,439
SoFi RR Funding II	179,468	1 ML + 125 bps	November 2024		160,199	167,826
SoFi RR Funding III	68,538	1 ML + 375 bps	November 2024		60,786	—
SoFi RR Funding IV	43,309	1 ML + 250 bps	October 2026	100,000	37,334	—
Total	$558,840				$431,243	$611,607
Unamortized debt issuance costs					$(2,052)	$(2,198)
Weighted average effective interest rate					2.24%	3.82%

Revolving Credit Facility(6)
SoFi Corporate Revolver	n/a	1 ML + 100 bps(7)	September 2023	$560,000	$486,000	$161,000
Total				$560,000	$486,000	$161,000
Unamortized debt issuance costs					$(987)	$(1,345)
Weighted average effective interest rate					1.26%	3.03%

Seller note(8)	n/a	1000 bps	May 2021		$250,000	$—
Total					$250,000	$—
Unamortized discount					$—	$—
Weighted average effective interest rate					10.00%	—%

Other financing – various notes(8)	n/a	331 – 557 bps	April 2021 – January 2023		$4,375	$—
Total					$4,375	$—
Unamortized debt issuance costs					$—	$—
Weighted average effective interest rate					3.64%	—%

Student Loan Securitizations
SoFi PLP 2016-B LLC	$78,173	1 ML + (120-380 bps)	April 2037		$69,448	$109,333
SoFi PLP 2016-C LLC	90,628	1 ML + (110-335 bps)	May 2037		81,115	128,858
SoFi PLP 2016-D LLC	106,421	1 ML + (95-323 bps)	January 2039		93,942	145,272
SoFi PLP 2016-E LLC	130,056	1 ML + (85-443 bps)	October 2041		117,800	187,872
SoFi PLP 2017-A LLC	161,082	1 ML + (70-443 bps)	March 2040		146,064	221,873
SoFi PLP 2017-B LLC	142,903	183 – 444 bps	May 2040		129,873	208,459
SoFi PLP 2017-C LLC	178,794	1 ML + (60-421 bps)	July 2040		161,897	252,400
Total	$888,057				$800,139	$1,254,067
Unamortized debt issuance costs					$(5,958)	$(8,914)
Unamortized discount					(1,654)	(2,404)
Weighted average effective interest rate					3.22%	4.39%

					Outstanding as of
Borrowing Description	Collateral Balances (1)	Interest Rate(2)	Termination/ Maturity(3)	Total Capacity	December 31, 2020(4)	December 31, 2019(4)
Personal Loan Securitizations
SoFi CLP 2016-1 LLC	$49,199	326 bps	August 2025		$36,546	$78,223
SoFi CLP 2016-2 LLC	49,641	309 – 477 bps	October 2025		37,973	90,229
SoFi CLP 2016-3 LLC	69,955	305 – 449 bps	December 2025		30,780	110,175
SoFi CLP 2017-1 LLC	—	328 – 473 bps	March 2020		—	139,098
SoFi CLP 2017-2 LLC	—	328 – 473 bps	March 2020		—	89,365
SoFi CLP 2017-3 LLC	—	277 – 385 bps	July 2020		—	166,177
SoFi CLP 2018-3 LLC	188,461	320 – 467 bps	August 2027		163,784	292,146
SoFi CLP 2018-4 LLC	212,940	354 – 476 bps	November 2027		184,831	326,295
SoFi CLP 2018-3 Repack LLC	10,495	200 bps	August 2027		2,457	4,708
SoFi CLP 2018-4 Repack LLC	12,775	200 bps	December 2027		5,853	8,465
Total	$593,466				$462,224	$1,304,881
Unamortized debt issuance costs					$(3,057)	$(7,476)
Unamortized discount					(2,872)	(544)
Weighted average effective interest rate					4.47%	4.09%

Total					$4,830,137	$4,726,904
Less: unamortized debt issuance costs and discounts					(31,212)	(38,526)
Total reported debt					$4,798,925	$4,688,378
_________________
(1)As of December 31, 2020, and represents unpaid principal balances, with the exception of the risk retention warehouse facilities, which include securitization-related investments carried at fair value. In addition, certain securitization interests that eliminate in consolidation are pledged to risk retention warehouse facilities.
(2)Unused commitment fees ranging from 0 to 200 bps on our various warehouse facilities are recognized as noninterest expense — general and administrative in our Consolidated Statements of Operations and Comprehensive Income (Loss). “ML” stands for “Month LIBOR”. As of December 31, 2020, 1 ML and 3 ML was 0.14% and 0.24%, respectively. As of December 31, 2019, 1 ML and 3 ML was 1.76% and 1.91%, respectively. “PR” stands for “Prime Rate”. As of December 31, 2020 and 2019, PR was 3.25% and 4.75%, respectively. Our total weighted average effective interest rate for the years ended December 31, 2020 and 2019 was 3.18% and 4.12%, respectively.
(3)For the securitization debt, the maturity of the notes issued by the various trusts occurs upon either the maturity of the loan collateral or full payment of the loan collateral held in the trusts. Our maturity date represents the legal maturity of the last class of maturing notes. Securitization debt matures as loan collateral payments are made. In instances where the related securitization was deconsolidated during the current period, the termination date is equivalent to our deconsolidation date.
(4)There were $2,953 and $1,431 of debt discounts issued during the years ended December 31, 2020 and 2019, respectively.
(5)Financing was obtained for both asset-backed bonds and residual investments in various personal and student loan securitizations, and the underlying collateral are the underlying asset-backed bonds and residual investments. We only state capacity amounts in this table for risk retention facilities wherein we can pledge additional asset-backed bonds and residual investments as of December 31, 2020.
(6)As of December 31, 2020, $6.0 million of the revolving credit facility total capacity was not available for general borrowing purposes because it was utilized to secure a letter of credit. Refer to our letter of credit disclosures in Note 15 for more details.
(7)Interest rate presented represents the interest rate on standard withdrawals on our revolving credit facility, while same-day withdrawals incur interest based on PR.
(8)Part of our consideration to acquire Galileo was in the form of a seller note financing arrangement, which is prepayable without penalty. See Note 2 for additional information. We also assumed certain other financing arrangements resulting from our acquisition of Galileo.
(9)Warehouse facility incurs different interest rates on its two types of asset classes. One such class incurs interest based on a commercial paper rate (“CP”) rate, which is determined by the facility lender. As of December 31, 2020, the CP rate for this facility was 0.25%. As of December 31, 2019, this warehouse incurred interest based on 3 ML.
(10)Warehouse facility incurs interest based on a CP rate, which is determined by the facility lender. As of December 31, 2020, the CP rate for this facility was 0.28%.
(11)Warehouse facility incurs interest based on a CP rate, which is determined by the facility lender. As of December 31, 2020, the CP rate for this facility was 0.25%.
(12)This facility has a prime rate floor of 309 bps.
Material Changes to Debt Arrangements
During the year ended December 31, 2020, we:
•opened three loan warehouse facilities that had an aggregate maximum available capacity of $900,000, as well as two risk retention warehouse facilities;
•closed two loan warehouse facilities that had an aggregate maximum available capacity of $225,000;
•consolidated one student loan securitization, which resulted in gross debt issued of $458,375, which was later deconsolidated during the period resulting in the deconsolidation of debt of $458,375;
•deconsolidated three personal loan securitizations, which were originally consolidated in 2017, resulting in the deconsolidation of debt of $312,543; and
•issued a seller note with a principal balance of $250,000 in connection with our acquisition of Galileo.
During the year ended December 31, 2019, we:
•opened four warehouse facilities that had an aggregate maximum available capacity of $650,000;
•closed two warehouse facilities that had an aggregate maximum available capacity of $147,000; and
•consolidated eight personal loan securitizations, which resulted in gross debt issued of $1,739,106, of which six securitizations were deconsolidated during the year resulting in the deconsolidation of debt of $1,366,992.
One securitization was called and dissolved in May 2019, resulting in the retirement of debt of $23,205 during the year ended December 31, 2019.
The total accrued interest payable on our debt as of December 31, 2020 and 2019 was $19,817 and $5,872, respectively, and was included as a component of accounts payable, accruals and other liabilities in the Consolidated Balance Sheets.
Our warehouse and securitization debt is secured by a continuing lien and security interest in the loans financed by the proceeds. Within each of our debt facilities, we must comply with certain operating and financial covenants. These financial covenants include, but are not limited to, maintaining: (i) a certain minimum tangible net worth, (ii) minimum cash and cash equivalents, and (iii) a maximum leverage ratio of total debt to tangible net worth. Our debt covenants can lead to restricted cash classifications in our Consolidated Balance Sheets. Our subsidiaries are restricted in the amount that can be distributed to the parent company only to the extent that such distributions would cause the financial covenants to not be met. We were in compliance with all financial covenants required per each agreement as of each balance sheet date presented.
We act as a guarantor for our wholly-owned subsidiaries in several arrangements in the case of default. As of December 31, 2020, we have not identified any risks of nonpayment by our wholly-owned subsidiaries.
Maturities of Borrowings
As of December 31, 2020, future maturities of our outstanding debt with scheduled payments, which included our revolving credit facility, seller note and other financings obtained in connection with our acquisition of Galileo, were as follows:

2021	$252,420
2022	1,809
2023	486,146
2024	—
2025	—
Thereafter	—
Total	$740,375